Earnings (Loss) per Share Attributable to Owners of the Controlling Company	12 Months Ended
Dec. 31, 2021
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Earnings (Loss) per Share Attributable to Owners of the Controlling Company
24.	Earnings ( L oss) p er Share Attributable to Owners of the Controlling Company

(a)	Basic earnings (loss) per share for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In won and number of shares)
	2019		2020	2021
Profit (loss) attributable to owners of the Controlling Company for the year	~~W~~	(2,829,705,069,665)	(94,852,991,844)	1,186,182,126,952
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700

Basic earnings (loss) per share	~~W~~	(7,908)	(265)	3,315

For the years ended December 31, 2019, 2020 and 2021, there were no events or transactions that resulted in changes in the number of common stocks used for calculating basic earnings (loss) per share.

(b)	Diluted earnings per share for the year ended December 31, 2021 are as follows:

(In won and number of shares)
	2021
Profit attributable to owners of the Controlling Company	~~W~~	1,186,182,126,952
Adjustments: Interest expenses of convertible bond, net of income tax		11,382,390,353
Loss on fair value valuation of convertible bond, net of income tax		50,521,798,972
Diluted profit attributable to owners of the Controlling Company		1,248,086,316,277
Weighted-average number of common stocks outstanding, after adjustment		398,804,698

Diluted earnings per share	~~W~~	3,130

Weighted-average number of common stocks outstanding, after adjustment, for measurement of diluted earnings per share is determined as follows:

(Number of shares)
2021
Weighted-average number of common stocks outstanding	357,815,700
Adjustment : Number of common stocks to be issued from conversion	40,988,998

Weighted-average number of common stocks outstanding, after adjustment	398,804,698

Diluted loss per share is not different from basic loss per share as there is no dilution effects of potential common stocks for the years ended December 31, 2019 and 2020 due to loss. In 2019 and 2020, 40,988,998 shares of potential common stock to be issued from conversion were not considered from the calculation of weighted-average number of common stocks due to antidilution.